Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,	As of December 31,
	2023	2024
Wi-Fi and network equipment	$16,582	$16,134
Office property	10,544	10,256
Software	10,270	9,217
Digital display network equipment	3,396	3,304
Computer and office equipment	5,157	5,099
Leasehold improvement	2,467	2,400
Furniture and fixture	734	698
Vehicles	558	512
Miners	-	24,278
Total original costs	49,708	71,898
Less: impairment	(14,763)	(14,360)
Less: accumulated depreciation	(24,868)	(23,431)
Construction in progress	162	158
Total property and equipment, net	$10,239	$34,265

Movement of impairment for property and equipment is as follows:

	For the years ended December 31,
	2022	2023	2024
Beginning of year	$16,353	$15,110	$14,763
Addition	—	—	—
Exchange rate adjustment	(1,243)	(347)	(403)
End of year	$15,110	$14,763	$14,360

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 were $808, $963 and $29, respectively. Impairment loss recorded for the years ended December 31, 2022, 2023 and 2024 were nil.